Unaudited Consolidated Statements of Income - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenues (note 3)	$ 325,480,000	$ 482,805,000	$ 684,561,000	$ 1,056,859,000
Voyage expenses	(78,128,000)	(66,896,000)	(154,353,000)	(188,460,000)
Vessel operating expenses	(130,567,000)	(147,796,000)	(259,004,000)	(301,089,000)
Time-charter hire expenses (note 5)	8,005,000	17,714,000	19,126,000	44,770,000
Depreciation and amortization	59,244,000	62,936,000	117,830,000	135,853,000
General and administrative expenses	(22,920,000)	(23,668,000)	(45,287,000)	(41,945,000)
(Write-down) and gain (loss) on sale (note 13)	(86,686,000)	(10,669,000)	(87,401,000)	(105,275,000)
Asset retirement obligation extinguishment gain (note 7)	32,950,000	0	32,950,000	0
Gain on commencement of sales-type lease (note 3)	0	0	0	44,943,000
Restructuring charges (note 15)	0	4,622,000	303,000	7,010,000
(Loss) income from vessel operations	(27,120,000)	148,504,000	34,207,000	277,400,000
Interest expense	(48,694,000)	(59,245,000)	(97,633,000)	(121,765,000)
Interest income	1,336,000	2,314,000	3,381,000	5,117,000
Realized and unrealized (losses) gains on non-designated derivative instruments (note 10)	(3,389,000)	(9,270,000)	3,932,000	(30,933,000)
Equity income (note 14 and 6b)	28,111,000	35,343,000	65,268,000	37,656,000
Foreign exchange (loss) gain (notes 9 and 10)	(3,413,000)	(8,922,000)	2,310,000	(2,276,000)
Other loss (note 7)	(4,639,000)	(399,000)	(9,154,000)	(1,080,000)
(Loss) income before income taxes	(57,808,000)	108,325,000	2,311,000	164,119,000
Income tax recovery (note 12)	(204,000)	(17,175,000)	(1,589,000)	(13,383,000)
Net (loss) income	(57,604,000)	125,500,000	3,900,000	177,502,000
Net loss (income) attributable to non-controlling interests	55,760,000	(103,777,000)	24,207,000	(205,584,000)
Net Income (Loss) Attributable to Parent, Total	$ (1,844,000)	$ 21,723,000	$ 28,107,000	$ (28,082,000)
• Basic (loss) income attributable to shareholders of Teekay Corporation	$ (0.02)	$ 0.21	$ 0.28	$ (0.28)
• Diluted (loss) income attributable to shareholders of Teekay Corporation	$ (0.02)	$ 0.21	$ 0.28	$ (0.28)
Weighted average number of common shares outstanding (note 18)
Weighted Average Number of Shares Outstanding, Basic	101,330,151	101,107,362	101,248,493	100,997,456
Weighted Average Number of Shares Outstanding, Diluted	101,330,151	101,196,383	111,561,672	100,997,456